OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Accounts Payable And Accrued Expenses [Line Items]
Employees and payroll accruals	$ 247	$ 205
Accrued expenses	434	679
Other Accounts Payable and Accrued Expenses	$ 681	$ 884